Shareholder Report, Line Graph (Details) - MSCI EAFE Index Net - USD ($)	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Mar. 06, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014
Account Value [Line Items]
Account Value	$ 16,714	$ 16,962	$ 16,124	$ 15,733	$ 13,592	$ 15,252	$ 14,755	$ 14,302	$ 11,881	$ 13,059	$ 13,609	$ 14,718	$ 15,430	$ 15,241	$ 14,816	$ 13,752	$ 11,500	$ 11,696	$ 10,592	$ 12,623	$ 12,347	$ 11,895	$ 11,947	$ 11,260	$ 11,119	$ 12,213	$ 12,344	$ 12,871	$ 11,937	$ 11,478	$ 10,780		$ 10,087	$ 9,671	$ 9,746	$ 9,686	$ 9,003	$ 9,993	$ 10,540	$ 10,681	$ 9,833	$ 10,000
Account Value	16,714	16,962	16,124	15,733	13,592	15,252	14,755	14,302	11,881	13,059	13,609	14,718	15,430	15,241	14,816	13,752	11,500	11,696	10,592	12,623	12,347	11,895	11,947	11,260	11,119	12,213	12,344	12,871	11,937	11,478	10,780		$ 10,087	$ 9,671	$ 9,746	$ 9,686	$ 9,003	$ 9,993	$ 10,540	$ 10,681	$ 9,833	$ 10,000
Account Value	$ 814,348	$ 826,428	$ 785,618	$ 766,560	$ 662,254	$ 743,119	$ 718,918	$ 696,809	$ 578,889	$ 636,261	$ 663,076	$ 717,093	$ 751,793	$ 742,578	$ 721,877	$ 670,011	$ 560,285	$ 569,858	$ 516,069	$ 615,013	$ 601,580	$ 579,552	$ 582,086	$ 548,635	$ 541,750	$ 595,025	$ 601,431	$ 627,103	$ 581,616	$ 559,219	$ 525,225	$ 500,000